ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of significant subsidiaries and its consolidated VIEs

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Company Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd. (“Qiyue”)	August 7, 2018	PRC
Shanghai Qidi Information Technology Co., Ltd. (“Qidi”)	June 27, 2019	PRC
Beihai Qi’ang Information & Technology Co., Ltd. (“Qi’ang”)	December 27, 2022	PRC
VIEs and VIEs’ Subsidiaries
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou Qifu Online Microcredit Co., Ltd. (“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou Qifu Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC
Beihai Yunhua Information & Technology Co., Ltd. (“Beihai Yunhua”)	June 16, 2022	PRC

Schedule of financial information of VIEs

	December 31,	December 31,
	2023	2024
	RMB	RMB
ASSETS
Cash and cash equivalents	4,037,256	4,005,463
Restricted cash	2,148,303	1,581,586
Short term investments	15,000	222
Security deposit prepaid to third-party guarantee companies	207,071	162,617
Funds receivable from third party payment service providers	1,603,419	462,112
Accounts receivable and contract assets, net	2,282,190	981,541
Financial assets receivable, net	2,522,543	1,553,912
Amounts due from related parties	13,056	3,773
Loans receivable, net	15,286,172	19,757,480
Prepaid expenses and other assets	216,087	1,286,259
Accounts receivable and contract assets, net-noncurrent	135,300	21,538
Financial assets receivable, net-non current	596,330	170,779
Amounts due from related parties, non-current	4,178	14
Loans receivable, net-noncurrent	2,629,790	1,906,174
Property and equipment, net	211,041	348,706
Land use rights, net	977,461	956,738
Intangible assets	4,096	2,616
Deferred tax assets	1,005,666	1,124,612
Other non-current assets	23,327	23,256
Total Assets	33,918,286	34,349,398

LIABILITIES
Accrued expenses and other current liabilities	1,805,929	2,150,644
Amounts due to related parties	80,376	67,495
Short term loans	798,586	1,359,601
Guarantee liabilities-stand ready	3,949,601	2,383,202
Guarantee liabilities-contingent	3,207,264	1,820,350
Income tax payable	648,893	618,932
Other tax payable	126,765	17,965
Deferred tax liabilities	69,477	64,395
Other long-term liabilities	95,638	253,136
Total liabilities	10,782,529	8,735,720

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Net revenue	12,983,458	12,902,396	13,826,053
Net income	2,443,983	3,178,907	6,156,470

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Net cash provided by operating activities	3,891,528	4,406,482	8,355,774
Net cash used in investing activities	(6,750,277)	(11,176,472)	(5,837,683)
Net cash provided by (used in) financing activities	(578)	721,352	717,857